Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consist of the following:

	March 31,
	2016	2017
Leasehold land and buildings	$31,927	$31,927
Plant and machinery	41,062	39,589
Furniture, fixtures and equipment	11,734	11,622
Motor vehicles	1,369	1,396
Leasehold improvements	2,510	3,228
Impairment	(3,467)	(3,218)
	85,135	84,544
Less: accumulated depreciation and amortization	(52,783)	(52,552)
Net book value	$32,352	$31,992

Cost of leasehold land and buildings consist of the following:

	March 31,
	2016	2017
Land use right of state-owned land and buildings erected thereon (a)	$27,771	$27,771
Long term leased land and buildings erected thereon (b)	4,156	4,156
	$31,927	$31,927

Details of the property on lease are as follows:

Included in leasehold land and buildings	March 31,
	2016	2017
Cost	$8,099	$8,831
Less: accumulated depreciation and amortization	(1,896)	(2,237)
Net book value	$6,203	$6,594